Transactions with Parties-In-Interest - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative services expense	$ 89,360
Common stock value	$ 1,416,949	$ 1,509,427
Number of shares purchased	3,220
Number of shares purchased, values	$ 41,596
Number of shares sold	14,118
Number of shares sold, values	$ 177,151
Dividend income with respect to the common stock	$ 33,808
Common stock share transferred	7,589
Common stock share value transferred	$ 97,200